Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash Flows from Operating Activities
Net income (loss)	$ (147,174)	$ (121,744)	$ (273,583)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share based compensation	4,282
Changes in assets and liabilities
Inventory	43,946	(277,187)	(242,649)
Accounts payable and accrued expenses	14,536	2,505	5,934
Net cash used in operating activities	(84,410)	(396,426)	(510,298)
Purchase of Fixed Assets	(10,617)
Capitalized cost of Intangible assets	2,344
Net cash used in investing activities	(12,961)
Cash Flows from Financing Activities
Common Stock	14,529
Paid In Capital	132,059	527,876	527,876
Net cash provided by financing activities	146,588	527,876	527,876
Net increase in cash	49,217	131,450	17,578
Cash, beginning of period	17,578
Cash, end of period	66,795	131,450	17,578
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for tax